SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Golf Memberships - Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Golf memberships
Number of lifetime golf memberships	2
Golf memberships
Golf memberships
Carrying amount	$ 369	$ 370
Impairment charges	$ 0	$ 0